Statement of consolidated cash flow - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
(Loss) profit before income tax	R$ (6,192)	R$ 47	R$ 17,961
Adjustments for reconciliation of profit or loss
Depreciation and amortization	5,206	4,733	4,178
Results from equity-accounted investees	(7)	(35)	(5)
Interest and foreign exchange gain/losses	2,683	2,703	6,311
Provisions, net	(195)	370	819
Provision - geological event in Alagoas	2,307	1,520	1,340
PIS and Cofins credits - exclusion of ICMS from the calculation basis			(1,031)
Loss for impairment of trade accounts receivable and others from clients	83	38	9
Provision for impairment and loss on sale of property, plant and equipment	196	131	115
Adjustments for reconciliation of profit	4,081	9,508	29,698
Changes in operating working capital
Financial investments	(2,279)	1,530	297
Trade accounts receivable	72	3,661	(2,175)
Inventories	1,811	2,138	(7,574)
Taxes recoverable	282	682	4,964
Other receivables	(216)	311	(199)
Trade payables	1,950	514	1,200
Taxes payable	(209)	(1,009)	(3,007)
Sundry provisions	(476)	(724)	(703)
Geological event in Alagoas	(2,686)	(2,743)	(2,928)
Other payables	(186)	(391)	805
Cash generated from operations	2,144	13,477	20,377
Interest paid	(3,550)	(2,905)	(2,883)
Income taxes	(866)	(1,621)	(2,707)
Net cash (used in) generated from operating activities	(2,272)	8,952	14,786
Proceeds from the sale of fixed and intangible assets	72	2	40
Dividends received	11	6
Additions of investments in subsidiaries	(78)	(107)
Additions to property, plant and equipment and intangible assets	(4,530)	(4,848)	(3,421)
Net cash used in investing activities	(4,525)	(4,947)	(3,381)
Borrowings and debentures
Issued	10,991	6,418	16
Payments	(2,155)	(3,856)	(9,414)
Braskem Idesa borrowings
Issued	1,233		7,272
Payments	(576)	(45)	(7,995)
Loan payment from non-controlling shareholders of Braskem Idesa		(34)	(10)
Lease	(1,209)	(929)	(842)
Dividends paid	(7)	(1,350)	(5,993)
Proceeds from the sale of investments of non-controlling interest	316
Proceeds from non-controlling interests capital contributions	280	21
Net cash generated from (used in) financing activities	8,873	225	(16,966)
Exchange variation on cash of foreign subsidiaries	(355)	(444)	378
Increase (decrease) in cash and cash equivalents	1,721	3,786	(5,182)
Represented by
Cash and cash equivalents at the beginning of the year	12,466	8,681	13,863
Cash and cash equivalents at the end of the year	14,187	12,466	8,681
Increase (decrease) in cash and cash equivalents	R$ 1,721	R$ 3,786	R$ (5,182)